Identification and business activity - Summary of unabsorbed cost due to production stoppage (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	$ 2,135	$ 19,893	$ 23,058
Services provided by third parties
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	1,528	5,654	7,608
Direct labor
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	$ 0	$ 6,144	$ 6,505